Acquisitions (Unaudited Pro Forma Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income attributable to predecessor operations									$ (20.4)	$ (43.2)	$ (24.2)
General partner unitholders interest in net income									(25.2)	(16.9)	(12.7)
Net income allocable to limited partners	(8.2)	59.5	35.3	(11.4)	(4.5)	(8.2)	21.8	22.0	75.2	31.1	(30.8)
DCP Midstream Partners, LP [Member]
Total operating revenues										2,108.4
Net income attributable to partners										91.2
Net income attributable to predecessor operations										(43.2)
General partner unitholders interest in net income										(16.9)
Net income allocable to limited partners										31.1
Net income per limited partner unit - basic and diluted										$ 0.86
Marysville Acquisition [Member]
Total operating revenues										23.2
Net income attributable to partners										8.2
General partner unitholders interest in net income										(0.1)
Net income allocable to limited partners										8.1
Net income per limited partner unit - basic and diluted										$ 0.22
DCP Midstream Partners, LP Pro Forma [Member]
Total operating revenues										2,131.6
Net income attributable to partners										99.4
Net income attributable to predecessor operations										(43.2)
General partner unitholders interest in net income										(17.0)
Net income allocable to limited partners										$ 39.2
Net income per limited partner unit - basic and diluted										$ 1.08